Lease liabilities and right-of-use assets - Right of use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	$ 232,612	$ 484,362
Additions during the year	1,102,480
Depreciation charge for the year	(225,085)	(177,107)	$ (364,116)
Foreign currency adjustment	710	(74,643)
Balance as of 31 December	1,110,717	232,612	484,362
Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge for the year		(79,907)	(236,137)
General and administrative expenses
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge for the year	$ (225,085)	$ (97,200)	$ (127,979)